Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		$ 41,286
Balance at end of period		40,034	$ 41,286
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(4,794)	(3,961)
Effect of movements in foreign exchange		470	(191)
Amortization		(845)	(711)
Impairment		(17)	(31)
Disposals through sale and derecognition		471	60
Transfer (to)/from other asset categories and other movements	[1]	(103)	39
Balance at end of period		(4,818)	(4,794)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		46,080	44,170
Effect of movements in foreign exchange		(2,065)	957
Acquisitions through business combinations			15
Acquisitions and expenditures		1,069	838
Disposals through sale and derecognition		(473)	(67)
Transfer (to)/from other asset categories and other movements	[1]	240	166
Balance at end of period		44,852	46,080
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		38,239
Balance at end of period		36,948	38,239
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(94)
Effect of movements in foreign exchange		1
Disposals through sale and derecognition		1
Balance at end of period		(91)	(94)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		38,332
Effect of movements in foreign exchange		(1,337)
Acquisitions and expenditures		2
Disposals through sale and derecognition		(1)
Transfer (to)/from other asset categories and other movements	[1]	44
Balance at end of period		37,040	38,332
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		830
Balance at end of period		919	830
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(1,388)
Effect of movements in foreign exchange		137
Amortization		(189)
Disposals through sale and derecognition		134
Transfer (to)/from other asset categories and other movements	[1]	(55)
Balance at end of period		(1,362)	(1,388)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,219
Effect of movements in foreign exchange		(166)
Acquisitions and expenditures		337
Disposals through sale and derecognition		(134)
Transfer (to)/from other asset categories and other movements	[1]	25
Balance at end of period		2,281	2,219
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,160
Balance at end of period		2,155	2,160
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(3,219)
Effect of movements in foreign exchange		314
Amortization		(631)
Impairment		(16)
Disposals through sale and derecognition		331
Transfer (to)/from other asset categories and other movements	[1]	(62)
Balance at end of period		(3,283)	(3,219)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		5,379
Effect of movements in foreign exchange		(525)
Acquisitions and expenditures		714
Disposals through sale and derecognition		(333)
Transfer (to)/from other asset categories and other movements	[1]	203
Balance at end of period		5,438	5,379
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		57
Balance at end of period		12	57
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(93)
Effect of movements in foreign exchange		19
Amortization		(25)
Impairment		(1)
Disposals through sale and derecognition		5
Transfer (to)/from other asset categories and other movements	[1]	14
Balance at end of period		(81)	(93)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		150
Effect of movements in foreign exchange		(37)
Acquisitions and expenditures		16
Disposals through sale and derecognition		(5)
Transfer (to)/from other asset categories and other movements	[1]	(31)
Balance at end of period		$ 93	$ 150

[1]	The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.